WRITEOFF OF PAYABLES RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2007	Jan. 31, 2007
WRITEOFF OF PAYABLES RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT (Details)
Accounts payable	$ 1,949,235	$ 1,747,852	$ 433,116	$ 94,888	$ 85,225
Accrued liabilities				25,347	18,935
Due to related parties	100,800	120,800	0	293,931	248,636
Loans payable				409,000	397,000
Total Liabilities	$ 5,433,728	$ 4,457,673	$ 473,916	$ 823,166	$ 749,796